Segment Information (Tables)	9 Months Ended
Sep. 30, 2024
Segment Information [Abstract]
Schedule of Property and Equipment, Net of Depreciation, by Geographic Region	Revenue by geography can be found in the revenue recognition disclosures in Note 3 above. The following table presents the Company’s property and equipment, net of depreciation, by geographic country:
	September 30,		December 31,
	2024		2023
Israel	$1,429		$1,309
United States	*	)	*	)
Total property and equipment, net:	$1,429		$1,309
*)	Represents less than $1.